INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
INCOME TAXES (Tables)
Schedule Of Net Loss By Geographic Area
	Years Ended June 30,
	2021	2020

United States	$(14,868,000)	$(11,294,000)
Foreign	(1,129,000)	(3,153,000)
Total net loss	$(15,997,000)	$(14,447,000)

Schedule Of Income Tax (benefit) Expense
	Current	Deferred	Total
Federal	$37,000	$152,000	$189,000
State	27,000	-	27,000
Foreign	-	-	-
Subtotal	64,000	152,000	216,000
Valuation allowance	-	-	-
Total	$64,000	$152,000	$216,000
	Current	Deferred	Total
Federal	$-	$(3,269,000)	$(3,269,000)
State	-	(466,000)	(466,000)
Foreign	-	(533,000)	(533,000)
Subtotal	-	(4,268,000)	(4,268,000)
Valuation allowance	-	4,268,000	4,268,000
Total	$-	$-	$-

Schedule Of Reconciliation Of The Estimated Federal Statutory Income Tax Rate
	June 30, 2021	June 30, 2020
Taxes calculated at federal rate	21.0%	21.0%
Foreign taxes	(0.1)%	(2.9)%
Debt settlement	2.6%	9.2%
Stock compensation	(1.2)%	(1.0)%
Change in valuation allowance	(25.4)%	(12.7)%
State taxes net of federal benefit	1.9%	0.6%
Revaluation of deferred	-%	-%
Acquisition - domestic	-%	-%
Acquisition - foreign	-%	-%
Goodwill impairment	-%	(2.9)%
Other adjustments	1.7%	(11.4)%
Provision for income taxes	0.4%	(0.1)%

Schedule Of The Tax Effects Of Temporary Differences
	June 30, 2021	June 30, 2020
Deferred Tax Assets
Net operating loss carryforwards	$5,320,000	$3,798,000
Accounts receivable reserve	131,000	201,000
Contribution carryover	6,000	851,000
Section 163 (j) limitation	120,000	123,000
Stock based compensation	1,611,000	1,053,000
Accrued interest	89,000	127,000
Contract liabilities	-	-
Deferred rent	-	29,000
Net right-of-use assets	1,772,000	23,000
Other accruals	-	-
Total Deferred Tax Assets	9,049,000	6,205,000

Deferred Tax Liabilities
Fixed Assets	(112,000)	(101,000)
Intangibles	(513,000)	(1,775,000)
Deferred Revenue	(179,000)	(61,000)
Total Deferred Tax Liabilities	(804,000)	(1,937,000)
Net Deferred Tax Assets	8,245,000	4,268,000
Valuation Allowance	(8,245,000)	(4,268,000)

Net deferred tax / (liabilities)	$-	$-